Equity	12 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
Equity

Note 15. Equity

Ordinary Shares

The Company is authorized to issue 450,000,000 Class A Ordinary Shares with par value of $0.0001 each and 50,000,000 Class B Ordinary Shares with par value of $0.0001 each.

Each Class A Ordinary Share is entitled to one (1) vote per share on all matters subject to vote at general meetings of our company. Each Class B Ordinary Share is entitled to ten (10) votes per share on all matters subject to vote at general meetings of our company.

Save and except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu and shall have the same rights, preferences, privileges and restrictions.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC laws.

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with the PRC laws until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2026 and 2025, the balance of the required statutory reserves was $648,790 and $513,459, respectively.